LEASES - Operating leases - Maturities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Maturities of operating leases
2026	$ 34,699
2027	34,064
2028	36,609
2029	39,614
2030	40,993
Thereafter	395,073
Total lease payments	$ 581,052